October 31, 2024

2024 Quarterly Report (Unaudited)

BlackRock ETF Trust
• BlackRock U.S. Carbon Transition Readiness ETF | LCTU | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
General Electric Co.	27,572	$4,736,318
Hexcel Corp.	21,643	1,270,228
Howmet Aerospace Inc.	5,114	509,968
RTX Corp.	51,802	6,267,524
Spirit AeroSystems Holdings Inc., Class A(a)	5,859	189,656
Textron Inc.	2,443	196,466
TransDigm Group Inc.	106	138,044
		13,308,204
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	18,612	1,917,780
Expeditors International of Washington Inc.	33,548	3,992,212
GXO Logistics Inc.(a)	3,574	213,761
		6,123,753
Automobile Components — 0.0%
BorgWarner Inc.	4,941	166,166
Automobiles — 1.6%
General Motors Co.	11,451	581,253
Lucid Group Inc., Class A(a)(b)	83,676	184,924
Rivian Automotive Inc., Class A(a)(b)	58,852	594,405
Tesla Inc.(a)	70,510	17,616,923
		18,977,505
Banks — 3.3%
Citigroup Inc.	80,329	5,154,712
Citizens Financial Group Inc.	34,402	1,449,012
East West Bancorp. Inc.	1,499	146,138
Fifth Third Bancorp	21,771	950,957
FNB Corp.	144,703	2,098,193
JPMorgan Chase & Co.	63,669	14,129,424
KeyCorp	482,039	8,315,173
M&T Bank Corp.	24,401	4,750,387
NU Holdings Ltd./Cayman Islands, Class A(a)(b)	161,444	2,436,190
Pinnacle Financial Partners Inc.	4	422
Truist Financial Corp.	14	603
U.S. Bancorp	12,549	606,242
Wells Fargo & Co.	4,336	281,493
		40,318,946
Beverages — 1.6%
Brown-Forman Corp., Class B	10	440
Coca-Cola Co. (The)	203,725	13,305,280
Keurig Dr Pepper Inc.	64,605	2,128,735
PepsiCo Inc.	27,668	4,595,101
		20,029,556
Biotechnology — 1.9%
AbbVie Inc.	48,098	9,805,739
Alnylam Pharmaceuticals Inc.(a)	2,833	755,250
Amgen Inc.	19,739	6,319,638
Biogen Inc.(a)	16,510	2,872,740
Gilead Sciences Inc.	15,104	1,341,538
Moderna Inc.(a)	5,370	291,913
Natera Inc.(a)	975	117,936
Vertex Pharmaceuticals Inc.(a)	3,593	1,710,196
		23,214,950
Broadline Retail — 3.7%
Amazon.com Inc.(a)	206,857	38,558,145
Coupang Inc.(a)	16,426	423,626
eBay Inc.	67,478	3,880,660
Etsy Inc.(a)	55,402	2,849,879
		45,712,310
Security	Shares	Value
Building Products — 0.8%
Fortune Brands Innovations Inc., NVS	6	$500
Trane Technologies PLC	25,322	9,373,191
		9,373,691
Capital Markets — 4.0%
Blackstone Inc., NVS	4	671
Charles Schwab Corp. (The)	12,047	853,289
Goldman Sachs Group Inc. (The)	27,109	14,036,769
KKR & Co. Inc.	42,403	5,861,791
LPL Financial Holdings Inc.	8,610	2,429,570
MarketAxess Holdings Inc.	2	579
Morgan Stanley	9,895	1,150,294
MSCI Inc., Class A	2,259	1,290,341
Nasdaq Inc.	63,815	4,717,205
Raymond James Financial Inc.	19,326	2,864,500
Robinhood Markets Inc., Class A(a)	5,295	124,379
S&P Global Inc.	31,310	15,040,071
		48,369,459
Chemicals — 2.3%
Air Products and Chemicals Inc.	5,822	1,807,906
Ecolab Inc.	54,350	13,355,425
Element Solutions Inc.	66,715	1,807,976
FMC Corp.	30,115	1,957,174
PPG Industries Inc.	62,933	7,835,788
Sherwin-Williams Co. (The)	3,683	1,321,350
		28,085,619
Commercial Services & Supplies — 0.2%
Clean Harbors Inc.(a)	515	119,099
Tetra Tech Inc.	10	489
Veralto Corp.	28,061	2,867,553
		2,987,141
Communications Equipment — 0.8%
Cisco Systems Inc.	185,435	10,156,275
Construction & Engineering — 0.1%
MasTec Inc.(a)	5,167	634,973
Quanta Services Inc.	3,305	996,887
		1,631,860
Consumer Finance — 0.8%
Capital One Financial Corp.	63,176	10,284,421
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	19,390	16,950,350
Sysco Corp.	23,890	1,790,556
Target Corp.	26,343	3,952,504
Walmart Inc.	32,197	2,638,544
		25,331,954
Containers & Packaging — 0.2%
Avery Dennison Corp.	2,925	605,563
Crown Holdings Inc.	13,821	1,292,954
		1,898,517
Diversified Consumer Services — 0.0%
Grand Canyon Education Inc.(a)	1,380	189,212
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent Inc.(a)	12	429
Verizon Communications Inc.	117,554	4,952,550
		4,952,979
Electric Utilities — 0.9%
Constellation Energy Corp.	7,747	2,037,151
Eversource Energy	67,293	4,431,244
NextEra Energy Inc.	22,268	1,764,739

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
NRG Energy Inc.	33,009	$2,984,014
		11,217,148
Electrical Equipment — 1.3%
Eaton Corp. PLC	23,505	7,793,788
GE Vernova Inc.(a)	8,163	2,462,450
Hubbell Inc., Class B	11,392	4,864,726
Vertiv Holdings Co., Class A	2,576	281,531
		15,402,495
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	169,602	6,458,444
NOV Inc.	10,525	163,243
TechnipFMC PLC	26,772	714,545
		7,336,232
Entertainment — 1.3%
Liberty Media Corp-Liberty Live, Class A, NVS(a)	5,023	285,005
Liberty Media Corp-Liberty Live, Class C, NVS(a)	5,484	320,046
Netflix Inc.(a)	13,197	9,977,328
Spotify Technology SA(a)(b)	4,210	1,621,271
Take-Two Interactive Software Inc.(a)	8,260	1,335,807
Walt Disney Co. (The)	29,225	2,811,445
		16,350,902
Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(a)	29,060	13,103,735
Block Inc.(a)	54,812	3,964,004
Mastercard Inc., Class A	44,456	22,209,773
PayPal Holdings Inc.(a)	18,030	1,429,779
Voya Financial Inc.	22,335	1,793,501
		42,500,792
Food Products — 0.9%
Bunge Global SA	6,157	517,311
Ingredion Inc.	2	266
Kellanova	5,092	410,670
McCormick & Co. Inc./MD, NVS	68,750	5,379,000
Mondelez International Inc., Class A	67,880	4,648,422
		10,955,669
Ground Transportation — 0.7%
JB Hunt Transport Services Inc.	17,742	3,204,560
Uber Technologies Inc.(a)(b)	77,149	5,558,585
		8,763,145
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	149,182	16,912,763
Boston Scientific Corp.(a)	25,344	2,129,403
Dentsply Sirona Inc.	60,016	1,390,571
Dexcom Inc.(a)	3,377	238,011
Edwards Lifesciences Corp.(a)	10,191	682,899
Hologic Inc.(a)	59,814	4,837,158
Intuitive Surgical Inc.(a)	3,997	2,013,848
Medtronic PLC	35,906	3,204,611
ResMed Inc.	1,589	385,285
		31,794,549
Health Care Providers & Services — 1.6%
Centene Corp.(a)	58,368	3,633,992
Cigna Group (The)	14,583	4,590,874
CVS Health Corp.	53,958	3,046,469
DaVita Inc.(a)	10,048	1,404,811
Elevance Health Inc.	9,679	3,927,351
Humana Inc.	5,275	1,360,053
Molina Healthcare Inc.(a)	501	160,931
UnitedHealth Group Inc.	1,587	895,861
		19,020,342
Security	Shares	Value
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc.	2,584	$288,245
Ventas Inc.	22,483	1,472,412
Welltower Inc.	2,843	383,464
		2,144,121
Health Care Technology — 0.3%
Veeva Systems Inc., Class A(a)	20,350	4,249,691
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts Inc.	10,182	175,538
Hotels, Restaurants & Leisure — 2.4%
Airbnb Inc., Class A(a)	2,860	385,499
Booking Holdings Inc.	1,935	9,048,544
Caesars Entertainment Inc.(a)	13,994	560,460
DoorDash Inc., Class A(a)	941	147,455
Expedia Group Inc.(a)(b)	9,462	1,479,005
Las Vegas Sands Corp.	29,577	1,533,568
McDonald's Corp.	11,130	3,251,184
MGM Resorts International(a)	47,729	1,759,768
Royal Caribbean Cruises Ltd.	837	172,715
Starbucks Corp.	34,143	3,335,771
Yum! Brands Inc.	57,508	7,542,749
		29,216,718
Household Durables — 0.2%
Whirlpool Corp.	25,261	2,614,766
Household Products — 1.2%
Church & Dwight Co. Inc.	52,652	5,260,461
Colgate-Palmolive Co.	55,084	5,161,922
Procter & Gamble Co. (The)	23,401	3,865,377
		14,287,760
Industrial Conglomerates — 0.0%
3M Co.	2,486	319,376
Industrial REITs — 0.5%
Prologis Inc.	50,423	5,694,773
Rexford Industrial Realty Inc.	18,894	810,364
		6,505,137
Insurance — 2.1%
Aflac Inc.	37,450	3,924,385
Allstate Corp. (The)	13,982	2,607,923
American Financial Group Inc./OH	3,761	484,906
Arch Capital Group Ltd.(a)	50,999	5,026,461
Arthur J Gallagher & Co.	993	279,232
Axis Capital Holdings Ltd.	15,640	1,223,986
Cincinnati Financial Corp.	8,936	1,258,457
Globe Life Inc.	2,124	224,294
Marsh & McLennan Companies Inc.	27,896	6,088,023
MetLife Inc.	2,005	157,232
Progressive Corp. (The)	7,450	1,809,084
Reinsurance Group of America Inc.	12,853	2,713,011
		25,796,994
Interactive Media & Services — 6.1%
Alphabet Inc., Class A	147,481	25,235,474
Alphabet Inc., Class C, NVS	119,796	20,687,571
Meta Platforms Inc., Class A	50,755	28,807,523
Trump Media & Technology Group Corp.(a)(b)	9,724	343,646
		75,074,214
IT Services — 1.8%
Accenture PLC, Class A	39,202	13,517,634
Amdocs Ltd.	1,491	130,828
Cognizant Technology Solutions Corp., Class A	15,207	1,134,290

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
DXC Technology Co.(a)	20	$397
Globant SA(a)	7,204	1,512,047
International Business Machines Corp.	18,728	3,871,452
Okta Inc.(a)	30,330	2,180,424
Snowflake Inc., Class A(a)	4	459
Twilio Inc., Class A(a)	6	484
		22,348,015
Leisure Products — 0.1%
Hasbro Inc.	9,117	598,349
Polaris Inc.	6	419
YETI Holdings Inc.(a)	12	423
		599,191
Life Sciences Tools & Services — 0.9%
Agilent Technologies Inc.	25,233	3,288,112
Illumina Inc.(a)	30,841	4,445,422
Mettler-Toledo International Inc.(a)	844	1,090,237
Revvity Inc.	5,946	705,136
Waters Corp.(a)	2,241	724,090
West Pharmaceutical Services Inc.	2,068	636,799
		10,889,796
Machinery — 2.9%
Caterpillar Inc.	17,762	6,682,064
Cummins Inc.	29,877	9,828,936
IDEX Corp.	2	429
Illinois Tool Works Inc.	6,242	1,629,973
Ingersoll Rand Inc.	27,001	2,592,096
ITT Inc.	1,179	165,202
PACCAR Inc.	80,825	8,428,431
Xylem Inc./New York	46,153	5,620,512
		34,947,643
Marine Transportation — 0.1%
Kirby Corp.(a)	5,534	635,082
Media — 0.3%
Comcast Corp., Class A	14,873	649,504
Interpublic Group of Companies Inc. (The)	90,731	2,667,491
Omnicom Group Inc.	5,870	592,870
Paramount Global, Class B, NVS	42	460
		3,910,325
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	28,024	1,261,640
Royal Gold Inc.	6,667	973,782
Steel Dynamics Inc.	3,547	462,884
		2,698,306
Mortgage Real Estate Investment — 0.0%
AGNC Investment Corp.	22	205
Multi-Utilities — 1.7%
Consolidated Edison Inc.	5,080	516,534
Public Service Enterprise Group Inc.	90,876	8,125,223
Sempra Energy	143,193	11,938,001
		20,579,758
Office REITs — 0.3%
BXP Inc.	20,415	1,644,632
Kilroy Realty Corp.	39,366	1,583,301
Vornado Realty Trust	7,380	305,606
		3,533,539
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp.	24	345
Antero Resources Corp.(a)	39,238	1,015,479
Chevron Corp.	19,112	2,844,248
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	89,719	$9,827,819
Exxon Mobil Corp.	71,508	8,350,704
Kinder Morgan Inc.	56,449	1,383,565
Marathon Petroleum Corp.	28,516	4,148,223
ONEOK Inc.	19,744	1,912,799
Phillips 66	3,349	407,975
Targa Resources Corp.	9,815	1,638,712
Valero Energy Corp.	5,356	694,995
		32,224,864
Passenger Airlines — 0.1%
American Airlines Group Inc.(a)	45,934	615,516
Personal Care Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	15,407	1,062,159
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	14,251	794,778
Catalent Inc.(a)	6,710	393,206
Eli Lilly & Co.	23,943	19,866,465
Johnson & Johnson	97,687	15,616,244
Merck & Co. Inc.	63,521	6,499,469
Pfizer Inc.	46,148	1,305,988
		44,476,150
Professional Services — 1.2%
Amentum Holdings Inc., NVS(a)	51,382	1,528,101
Automatic Data Processing Inc.	6,936	2,006,168
Jacobs Solutions Inc., NVS	51,317	7,214,144
ManpowerGroup Inc.	17,963	1,128,974
Parsons Corp.(a)(b)	12,375	1,338,480
Science Applications International Corp.	1,558	224,804
Verisk Analytics Inc., Class A	3,497	960,696
		14,401,367
Retail REITs — 0.7%
Federal Realty Investment Trust	14,639	1,622,587
Kimco Realty Corp.	9,213	218,532
Realty Income Corp.	60,021	3,563,447
Regency Centers Corp.	20,476	1,462,805
Simon Property Group Inc.	13,015	2,201,097
		9,068,468
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices Inc.(a)	50,054	7,211,280
Analog Devices Inc.	27,786	6,199,334
Applied Materials Inc.	12,048	2,187,676
Broadcom Inc.	95,300	16,179,081
Enphase Energy Inc.(a)	2,127	176,626
First Solar Inc.(a)	1,742	338,784
GLOBALFOUNDRIES Inc.(a)(b)	4,318	157,607
Intel Corp.	119,814	2,578,397
Lam Research Corp.	75,050	5,579,967
Marvell Technology Inc.	5,101	408,641
Micron Technology Inc.	6,437	641,447
Nvidia Corp.	553,186	73,440,973
Qualcomm Inc.	20,080	3,268,422
Texas Instruments Inc.	24,810	5,040,400
Universal Display Corp.	12,580	2,268,426
		125,677,061
Software — 9.7%
Adobe Inc.(a)	14,121	6,750,968
Atlassian Corp., Class A, NVS(a)	4,157	783,761
Autodesk Inc.(a)	29,859	8,473,984
Cadence Design Systems Inc.(a)	2,047	565,218

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Crowdstrike Holdings Inc., Class A(a)	4,833	$1,434,773
DocuSign Inc., Class A(a)	6,195	429,809
Fortinet Inc.(a)	30,399	2,391,185
Gen Digital Inc.	95,103	2,768,448
Guidewire Software Inc.(a)	2,551	475,149
HubSpot Inc.(a)	1,963	1,089,053
Intuit Inc.	8,080	4,931,224
Microsoft Corp.	145,716	59,211,697
Oracle Corp.	25,925	4,351,252
Palantir Technologies Inc., Class A(a)	30,838	1,281,627
Palo Alto Networks Inc.(a)	13,466	4,852,204
Salesforce Inc.	27,415	7,987,908
SentinelOne Inc., Class A(a)(b)	18,249	470,642
ServiceNow Inc.(a)	5,812	5,422,538
Workday Inc., Class A(a)	8,037	1,879,452
Zoom Video Communications Inc., Class A(a)	29,862	2,231,886
Zscaler Inc.(a)	7,241	1,309,100
		119,091,878
Specialized REITs — 0.7%
American Tower Corp.	22,262	4,753,827
Weyerhaeuser Co.	140,672	4,383,340
		9,137,167
Specialty Retail — 1.6%
Best Buy Co. Inc.	37,731	3,412,014
Gap Inc. (The)	10,890	226,185
Home Depot Inc. (The)	26,229	10,327,669
TJX Companies Inc. (The)	23,146	2,616,193
Williams-Sonoma Inc.	23,030	3,089,014
		19,671,075
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	380,067	85,860,936
Dell Technologies Inc., Class C	2,758	340,972
Hewlett Packard Enterprise Co.	43,246	842,864
HP Inc.	27,923	991,825
Super Micro Computer Inc.(a)	8,826	256,925
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)	9,133	$596,476
		88,889,998
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.(a)	13,330	2,144,664
Nike Inc., Class B	43,063	3,321,449
PVH Corp.	2,291	225,572
Ralph Lauren Corp., Class A	5,225	1,034,184
		6,725,869
Wireless Telecommunication Services — 0.3%
T-Mobile U.S. Inc.	18,997	4,239,371
Total Long-Term Investments — 98.9% (Cost: $988,806,865)		1,210,260,910
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	7,021,717	7,026,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(c)(d)	12,530,000	12,530,000
Total Short-Term Securities — 1.6% (Cost: $19,555,599)		19,556,632
Total Investments — 100.5% (Cost: $1,008,362,464)		1,229,817,542
Liabilities in Excess of Other Assets — (0.5)%		(6,058,946)
Net Assets — 100.0%		$1,223,758,596

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,783,917	$3,241,949 (a)	$—	$553	$213	$7,026,632	7,021,717	$9,077 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,320,000	—	(790,000)(a)	—	—	12,530,000	12,530,000	166,195	—
				$553	$213	$19,556,632		$175,272	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock U.S. Carbon Transition Readiness ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	41	12/20/24	$11,764	$134,863
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,210,260,910	$—	$—	$1,210,260,910
Short-Term Securities
Money Market Funds	19,556,632	—	—	19,556,632
	$1,229,817,542	$—	$—	$1,229,817,542
Derivative Financial Instruments(a)
Assets
Equity Contracts	$134,863	$—	$—	$134,863

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's